Property, plant and equipment, net - Components of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	$ 260	$ 260	$ 260
Building and improvements	3,873	3,882	1,975
Office furniture and equipment	2,349	2,172	2,899
Tooling and equipment	5,582	5,505	3,775
Transportation equipment	202	223	223
Construction in progress	1,271	594	607
Property, plant and equipment, at cost	13,537	12,636	9,739
Accumulated depreciation	(5,709)	(5,491)	(6,128)
Property, plant and equipment, net	$ 7,828	$ 7,145	$ 3,611